CONSOLIDATED UNAUDITED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - Registered Direct Public Offering [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Issuance expenses	$ 2,381	$ 615
Reverse share split	1,341